Income Taxes - Schedule of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (106,508)	$ (51,600)
Foreign	103	(61)
Total	$ (106,405)	$ (51,661)